Quarterly Holdings Report
for

Fidelity Advisor® Value Leaders Fund

January 31, 2021

AVLF-QTLY-0321
1.813052.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
COMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 2.6%
Verizon Communications, Inc.	10,000	$547,500
Interactive Media & Services - 1.7%
Alphabet, Inc. Class A (a)	200	365,472
Media - 4.9%
Comcast Corp. Class A	14,100	698,937
Interpublic Group of Companies, Inc.	13,500	324,945
		1,023,882

TOTAL COMMUNICATION SERVICES		1,936,854

CONSUMER DISCRETIONARY - 6.3%
Household Durables - 0.9%
Newell Brands, Inc.	7,600	182,552
Multiline Retail - 1.7%
Dollar General Corp.	1,800	350,298
Specialty Retail - 3.7%
Best Buy Co., Inc.	3,700	402,634
Lowe's Companies, Inc.	2,300	383,755
		786,389

TOTAL CONSUMER DISCRETIONARY		1,319,239

CONSUMER STAPLES - 7.1%
Beverages - 1.1%
C&C Group PLC (United Kingdom) (a)	75,800	239,911
Food & Staples Retailing - 2.0%
Kroger Co.	12,100	417,450
Food Products - 1.5%
Mondelez International, Inc.	5,800	321,552
Household Products - 2.5%
Procter & Gamble Co.	4,100	525,661

TOTAL CONSUMER STAPLES		1,504,574

ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Parex Resources, Inc. (a)	21,500	325,337
Teekay LNG Partners LP	10,200	126,378
		451,715
FINANCIALS - 20.7%
Banks - 9.0%
Bank of America Corp.	25,700	762,005
JPMorgan Chase & Co.	3,700	476,079
M&T Bank Corp.	2,300	304,681
PNC Financial Services Group, Inc.	2,400	344,448
		1,887,213
Consumer Finance - 2.6%
Capital One Financial Corp.	5,300	552,578
Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc. Class B (a)	4,300	979,840
Insurance - 4.5%
Chubb Ltd.	3,500	509,845
The Travelers Companies, Inc.	3,200	436,160
		946,005

TOTAL FINANCIALS		4,365,636

HEALTH CARE - 22.6%
Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc. (a)	3,900	597,987
Regeneron Pharmaceuticals, Inc. (a)	450	226,728
		824,715
Health Care Providers & Services - 12.1%
Anthem, Inc.	1,450	430,621
Centene Corp. (a)	6,900	416,070
Cigna Corp.	2,600	564,330
CVS Health Corp.	8,300	594,695
UnitedHealth Group, Inc.	1,650	550,407
		2,556,123
Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	6,300	387,009
Roche Holding AG (participation certificate)	1,870	645,360
Sanofi SA sponsored ADR	7,300	344,633
		1,377,002

TOTAL HEALTH CARE		4,757,840

INDUSTRIALS - 8.8%
Air Freight & Logistics - 0.8%
Deutsche Post AG	3,700	182,762
Building Products - 1.9%
Owens Corning	5,100	395,760
Electrical Equipment - 1.8%
Regal Beloit Corp.	3,100	388,988
Industrial Conglomerates - 1.5%
Siemens AG	2,000	310,523
Machinery - 2.8%
ITT, Inc.	3,900	291,369
Oshkosh Corp.	3,200	293,088
		584,457

TOTAL INDUSTRIALS		1,862,490

INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 3.5%
Cisco Systems, Inc.	16,600	740,028
IT Services - 4.1%
Amdocs Ltd.	5,800	409,596
Cognizant Technology Solutions Corp. Class A	5,900	459,905
		869,501

TOTAL INFORMATION TECHNOLOGY		1,609,529

REAL ESTATE - 1.8%
Real Estate Management & Development - 1.8%
CBRE Group, Inc. (a)	6,400	390,272
UTILITIES - 8.2%
Electric Utilities - 7.0%
Evergy, Inc.	5,100	274,023
Exelon Corp.	6,900	286,764
PG&E Corp. (a)	22,500	257,175
PPL Corp.	9,700	268,399
Southern Co.	6,400	377,088
		1,463,449
Independent Power and Renewable Electricity Producers - 1.2%
Vistra Corp.	13,000	259,610

TOTAL UTILITIES		1,723,059

TOTAL COMMON STOCKS
(Cost $17,109,716)		19,921,208

Nonconvertible Preferred Stocks - 3.8%
INFORMATION TECHNOLOGY - 3.8%
Technology Hardware, Storage & Peripherals - 3.8%
Samsung Electronics Co. Ltd.
(Cost $485,639)	12,390	809,833

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.09% (b)
(Cost $324,807)	324,742	324,807
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $17,920,162)		21,055,848
NET OTHER ASSETS (LIABILITIES) - 0.2%		39,039
NET ASSETS - 100%		$21,094,887

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$88
Total	$88

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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